Change in Accounting Principle - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets	$ 138	$ 172
Proved oil and natural gas properties	25,407	27,932
Unproved properties	1,561	2,024
Total Property and Equipment, at Cost	28,689	31,942
Less: accumulated depreciation, depletion and amortization (($707) and ($700) attributable to our VIE)	(17,886)	(18,907)
Property and equipment held for sale, net	15	144
Total Property and Equipment, Net	10,818	13,179
TOTAL ASSETS	12,735	14,925
Other current liabilities	1,599	1,518
Other long-term liabilities	219	476
Total Long-Term Liabilities	7,715	10,563
Accumulated deficit	(13,912)	(14,130)
Total Chesapeake Stockholders’ Equity	2,092	1,899
Noncontrolling interests	41	44
Total Equity	2,133	1,943	$ 2,567
TOTAL LIABILITIES AND EQUITY	12,735	14,925
As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets		171
Proved oil and natural gas properties	69,642	68,858
Unproved properties	2,337	3,484
Total Property and Equipment, at Cost	73,700	74,328
Less: accumulated depreciation, depletion and amortization (($707) and ($700) attributable to our VIE)	(64,685)	(63,664)
Property and equipment held for sale, net		16
Total Property and Equipment, Net	9,030	10,680
TOTAL ASSETS	10,947	12,425
Other current liabilities	1,540	1,455
Other long-term liabilities	156	354
Total Long-Term Liabilities	7,652	10,441
Accumulated deficit	(15,660)	(16,525)
Total Chesapeake Stockholders’ Equity	344	(496)
Noncontrolling interests	123	124
Total Equity	467	(372)	(1,203)
TOTAL LIABILITIES AND EQUITY	10,947	12,425
Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets		1
Proved oil and natural gas properties	(44,235)	(40,926)
Unproved properties	(776)	(1,460)
Total Property and Equipment, at Cost	(45,011)	(42,386)
Less: accumulated depreciation, depletion and amortization (($707) and ($700) attributable to our VIE)	46,799	44,757
Property and equipment held for sale, net		128
Total Property and Equipment, Net	1,788	2,499
TOTAL ASSETS	1,788	2,500
Other current liabilities	59	63
Other long-term liabilities	63	122
Total Long-Term Liabilities	63	122
Accumulated deficit	1,748	2,395
Total Chesapeake Stockholders’ Equity	1,748	2,395
Noncontrolling interests	(82)	(80)
Total Equity	1,666	2,315	$ 3,770
TOTAL LIABILITIES AND EQUITY	$ 1,788	$ 2,500